Note Income taxes (Components of income tax expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense
Subtotal current income tax expense	$ 18,090	$ 23,956	$ 14,767
Deferred income tax expense (benefit)
Subtotal deferred income tax expense (benefit)	60,694	(519,128)	43,512
Income Tax Expense Benefit	78,784	(495,172)	58,279
PUERTO RICO
Current income tax expense
Puerto Rico	11,031	16,675	7,814
Deferred income tax expense (benefit)
Puerto Rico	36,423	63,808	12,569
Valuation allowance - Initial recognition	0	0	8,034
Adjustment for enacted changes in income tax laws	0	0	20,048
Income Tax Expense Benefit	78,784	(495,172)	58,279
UNITED STATES
Current income tax expense
Federal and States	7,059	7,281	6,953
Deferred income tax expense (benefit)
Federal and States	$ 24,271	$ (582,936)	$ 2,861